Shareholders' equity: - Weighted average assumptions for stock options granted (Details) - Weighted average	12 Months Ended
	Dec. 31, 2022 Y $ / shares	Dec. 31, 2021 Y $ / shares
Shareholders' equity:
Weighted average fair value of stock options at grant date	$ 5.38	$ 3.60
Weighted average share price	7.22	4.60
Weighted average exercise price	$ 7.22	$ 4.60
Risk-free interest rate	2.18%	1.00%
Expected volatility	100.00%	111.00%
Expected life in years | Y	7	7
Expected dividend yield	0.00%	0.00%